long-term debt (Details) CAD in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Jan. 01, 2017 CAD	Dec. 31, 2016 CAD
Details of long-term debt
Long-term debt		CAD 13,660		CAD 12,931
Current		1,404	CAD 1,300	1,327
Non-current		12,256	CAD 11,600	11,604
TELUS Corporation notes
Details of long-term debt
Long-term debt		11,561		11,367
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt	$ 908	1,140		613
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt		620		619
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt		CAD 339		CAD 332